Taxation (Details) R$ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 BRL (R$)
Related Party Transaction [Line Items]
Income tax expense	$ 11	$ 2
Secretariat of the Federal Revenue Bureau of Brazil
Related Party Transaction [Line Items]
Tax assessment			$ 161
Appeal, collateral placed | R$				R$ 330
Nigeria
Related Party Transaction [Line Items]
Tax assessment			$ 171